Consolidated Statements of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
CASH FLOWS FROM OPERATING ACTIVITIES	€ 27,706	€ 56,691	€ 66,153
Profit or loss for the year	10,764	9,653	(7,708)
Adjustments made to obtain the cash flows from operating activities	23,970	21,363	37,836
Depreciation and amortisation cost	2,985	2,756	2,810
Other adjustments	20,985	18,607	35,026
Net increase/(decrease) in operating assets	108,774	27,258	51,385
Financial assets held-for-trading	30,837	2,064	12,390
Non-trading financial assets mandatorily at fair value through profit or loss	218	969	(275)
Financial assets at fair value through profit or loss	(7,083)	(32,746)	(10,314)
Financial assets at fair value through other comprehensive income	(22,358)	(9,152)	6,549
Financial assets at amortized cost	105,618	73,181	43,541
Other operating assets	1,542	(7,058)	(506)
Net increase/(decrease) in operating liabilities	107,244	56,945	90,356
Financial liabilities held-for-trading	29,533	(1,386)	7,880
Financial liabilities designated at fair value through profit or loss	25,595	(14,316)	(10,907)
Financial liabilities at amortized cost	55,595	79,114	96,561
Other operating liabilities	(3,479)	(6,467)	(3,178)
Income tax recovered/(paid)	(5,498)	(4,012)	(2,946)
CASH FLOWS FROM INVESTING ACTIVITIES	(3,898)	(3,715)	(7,220)
Payments	11,776	11,669	11,976
Tangible assets	9,066	10,015	7,386
Intangible assets	1,774	1,388	1,134
Investments	152	126	525
Subsidiaries and other business units	784	140	2,931
Non-current assets held for sale and associated liabilities	0	0	0
Other payments related to investing activities	0	0	0
Proceeds	7,878	7,954	4,756
Tangible assets	5,558	6,382	2,014
Intangible assets	0	0	0
Investments	533	672	182
Subsidiaries and other business units	734	6	1,775
Non-current assets held for sale and associated liabilities	1,053	894	785
Other proceeds related to investing activities	0	0	0
CASH FLOWS FROM FINANCING ACTIVITIES	(9,964)	(1,322)	(1,909)
Payments	10,665	7,741	6,978
Dividends	1,848	1,313	0
Subordinated liabilities	2,291	2,684	3,780
Redemption of own equity instruments	0	0	0
Acquisition of own equity instruments	2,050	1,645	758
Other payments related to financing activities	4,476	2,099	2,440
Proceeds	701	6,419	5,069
Subordinated liabilities	119	5,340	4,095
Issuance of own equity instruments	0	0	0
Disposal of own equity instruments	573	854	721
Other proceeds related to financing activities	9	225	253
EFFECT OF FOREIGN EXCHANGE RATE CHANGES	(1,460)	5,196	(4,252)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	12,384	56,850	52,772
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	210,689	153,839	101,067
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	223,073	210,689	153,839
COMPONENTS OF CASH AND CASH EQUIVALENTS AT END OF THE YEAR
Cash	8,929	8,142	7,817
Cash equivalents at central banks	200,830	193,102	137,047
Other financial assets	13,314	9,445	8,975
Less, bank overdrafts refundable on demand	0	0	0
TOTAL CASH AND CASH EQUIVALENTS AT END OF THE YEAR	223,073	210,689	153,839
Restricted cash	€ 0	€ 0	€ 0